Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Supplemental Cash Flow Information	Year Ended Year Ended December 31, December 31, 2020 2019Cash paid for amounts included in the measurement of lease liabilities: Operating cash flows from operating leases $ 315 $ 314 Operating cash flows from finance leases - - Financing cash flows from finance leases - 1 Non-cash activity Right-of-use assets obtained in exchange for operating lease liabilities - 563Assets obtained in exchange for finance lease liabilities - -
Supplemental Information	December 31, December 31, 2020 2019Weighted-average remaining lease term (in years): Operating leases 1.7 2.7 Finance leases - 0.3 Weighted average discount rate Operating leases (1) 12.1% 12.0% Finance leases - 8.7% (1)Upon adoption of the new lease standard, discount rates used for existing leases were established at January 1, 2019.
Future Maturities of Lease Liabilities	Operating Leases Finance Leases2021 $ 175 $ -2022 166 -2023 4 -Thereafter - -Total undiscounted lease payments 345 -Less: imputed interest (40) -Present value of lease liabilities 305 -Less: current obligations under leases (146) -Long-term lease obligations $ 159 $ -